Other non-current liabilities - Additional information (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Provisions for retention bonusses for our employees
Other non-current liabilities
Increase in provisions	€ 1,322
Engimplan
Other non-current liabilities
Provisions for employee benefits	€ 441